Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Voya INVESTORS TRUST
Prospectus Date	rr_ProspectusDate	May 01, 2014
VY BlackRock Large Cap Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	VY BlackRock Large Cap Growth Portfolio (formerly, ING BlackRock Large Cap Growth Portfolio)
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator. The Management Agreement provides for a “bundled fee” arrangement under which the Adviser provides (in addition to advisory services), custodial, administrative, transfer agency, portfolio accounting, auditing and ordinary legal services in return for a single management fee.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 15, 2015
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Examples, affect the Portfolio's performance.

		During the most recent fiscal year, the Portfolio's portfolio turnover rate was 46% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	46.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Examples $
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Examples are intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Examples do not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated. The Examples also assume that your investment had a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Examples reflect applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of large-capitalization companies. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The Portfolio will invest primarily in equity securities of companies located in the United States that the sub-adviser (“Sub-Adviser”) believes have good prospects for earnings growth.

The Sub-Adviser defines large-capitalization companies as companies which, at the time of purchase, have a market capitalization equal to or greater than the top 80% of the companies that comprise the Russell 1000® Index. As of December 31, 2013, the lowest capitalization in this group was approximately $1.1 billion. The market capitalization of companies in the index change with market conditions and the composition of the index. The Portfolio seeks to outperform the Russell 1000® Growth Index (“Index”) by investing in equity securities that the Sub-Adviser believes have above average earnings prospects. The Index (which consists of those Russell 1000® Index securities with a greater than average growth orientation) is a subset of the Russell 1000® Index.

The Portfolio may invest up to 10% of its total assets in securities issued by foreign companies, in the form of American Depositary Receipts.

The Portfolio may invest in investment-grade convertible securities, preferred stocks, illiquid securities, and U.S. government debt instruments. There are no restrictions on the maturity of the debt instruments in which the Portfolio may invest. The Portfolio may also invest in derivatives including options, futures, indexed securities, inverse securities, swaps, and forward contracts to seek to hedge (or protect) the value of its assets against adverse movements in currency exchange rates, interest rates, and movements in the securities markets. In order to seek to effectively manage cash flows into or out of the Portfolio, the Portfolio may buy and sell financial futures contracts or options on such contracts. The Portfolio may purchase or sell securities that it is entitled to receive on a when issued basis. The Portfolio may also purchase or sell securities on a delayed delivery basis or through a forward commitment.

The Portfolio will normally invest a portion of its assets in short-term debt instruments, such as commercial paper.

The Portfolio may also invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

In selecting securities for the Portfolio from its benchmark universe, the Sub-Adviser uses a proprietary multifactor quantitative model to analyze and rank each stock in the universe based on a series of measurable factors including valuation, accounting, fundamental momentum, and investment sentiment. The Sub-Adviser looks for strong relative earnings growth, earnings quality, and good relative valuation. A company's stock price, relative to its earnings and book value, is also examined and, if the Sub-Adviser believes that a company is overvalued, it will not be considered as an investment for the Portfolio. The Sub-Adviser relies on fundamental analysis throughout the investment process, using both internal and external research.

Because the Portfolio generally will not hold all the stocks in the Index, and because the Portfolio's investments may be allocated in amounts that vary from the proportional weightings of the various stocks in the index, the Portfolio is not an “index” fund. In seeking to outperform its benchmark, however, the Sub-Adviser reviews potential investments using certain criteria based on the securities in the Index. These criteria currently include the following:
  Valuation
  Management
  Capital allocation
  Investor sentiment
Stock Selection Criteria:
  Relative price to earnings and price to book ratios
  Stability and quality of earnings
  Earnings momentum and growth
Portfolio Construction Criteria:
  Weighted median market capitalization of a fund's portfolio
  Allocation among the economic sectors of a fund's portfolio as compared to the Index
  Weighted individual stocks within the Index
The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

		Pending Merger – On January 23, 2014, the Portfolio’s Board of Trustees approved a proposal to reorganize the Portfolio into Voya Large Cap Growth Portfolio. If shareholder approval is obtained, it is expected that the reorganization will take place on or about July 18, 2014. The Portfolio may engage in transition management techniques prior to the closing of the reorganization during which time the Portfolio may not pursue its investment objective and investment strategies. Shareholders will be notified if the reorganization is not approved. After the reorganization you will hold shares of Voya Large Cap Growth Portfolio. For more information regarding Voya Large Cap Growth Portfolio, please contact a Shareholder Services representative at 1-800-366-0066 or your financial professional.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Company    The price of a given company's stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Convertible Securities    Convertible securities are securities that are convertible into or exercisable for common stocks at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

Credit    Prices of bonds and other debt instruments can fall if the issuer's actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency    To the extent that the Portfolio invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments    Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns. Derivatives may not perform as expected, so the Portfolio may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. In addition, given their complexity, derivatives expose the Portfolio to the risk of improper valuation.

Foreign Investments    Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to: smaller markets; differing reporting, accounting, and auditing standards; nationalization, expropriation, or confiscatory taxation; foreign currency fluctuations, currency blockage, or replacement; potential for default on sovereign debt; or political changes or diplomatic developments. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region.

Growth Investing    Prices of growth stocks typically reflect high expectations for future company growth, and may fall quickly and significantly if investors suspect that actual growth may be less than expected. Growth companies typically lack any dividends that might cushion price declines. Growth stocks tend to be more volatile than value stocks, and may underperform the market as a whole over any given time period.

Interest Rate    With bonds and other fixed rate debt instruments, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk. In the case of inverse securities, the interest rate generally will decrease when the market rate of interest to which the inverse security is indexed increases. As of the date of this Prospectus, interest rates in the United States are at or near historic lows, which may increase the Portfolio's exposure to risks associated with rising interest rates. Rising interest rates could have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility. For fixed-income securities, an increase in interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain Portfolio investments, adversely affect values, and increase a Portfolio’s costs. If dealer capacity in fixed-income markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the fixed income markets.

Investment Model    The manager's proprietary model may not adequately allow for existing or unforeseen market factors or the interplay between such factors. Portfolios that are actively managed, in whole or in part, according to a quantitative investment model can perform differently from the market as a whole based on the investment model and the factors used in the analysis, the weight placed on each factor, changes from the factors’ historical trends, and technical issues in the construction and implementation of the investment models (including, for example, data problems and/or software issues). There is no guarantee that the use of these investment models will result in effective investment decisions for the Portfolio.

Leverage    Certain transactions and investment strategies may give rise to leverage. Such transactions and investment strategies, include, but are not limited to: borrowing, dollar rolls, reverse repurchase agreements, loans of portfolio securities and the use of when-issued, delayed-delivery or forward-commitment transactions. The use of certain derivatives may also increase leveraging risk. The use of leverage may increase the Portfolio's expenses and increase the impact of the Portfolio's other risks.

Liquidity    If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio's manager might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market    Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to Portfolio costs and impair the ability of the Portfolio to achieve its investment objectives.

Other Investment Companies    The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of those other investment companies (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio.

Securities Lending    Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

U.S. Government Securities and Obligations    U.S. government securities are obligations of, or guaranteed by, the U.S. government, its agencies or government-sponsored enterprises. U.S. government securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk.

When Issued and Delayed Delivery Securities and Forward Commitments    When issued securities, delayed delivery securities and forward commitments involve the risk that the security the Portfolio buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party will not meet its obligation. If this occurs, the Portfolio loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security's price.

		An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on an investment in the Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio's performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. The bar chart shows the performance of the Portfolio’s Class S shares. Other class shares’ performance would be higher or lower than Class S shares’ performance because of the higher or lower expenses paid by Class S shares. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio's past performance is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad-based securities market index/indices for the same period.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio's past performance is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns Class S (as of December 31 of each year)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 1st, 2012, 16.20% and Worst quarter: 4th, 2008, -20.64%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns% (for the periods ended December 31, 2013)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The index returns do not reflect deductions for fees, expenses, or taxes.
VY BlackRock Large Cap Growth Portfolio | Class ADV
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.55%
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[1]
Total Annual Portfolio Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	1.40%
1 Yr	rr_ExpenseExampleYear01	$ 143
3 Yrs	rr_ExpenseExampleYear03	475
5 Yrs	rr_ExpenseExampleYear05	831
10 Yrs	rr_ExpenseExampleYear10	1,833
1 Yr	rr_ExpenseExampleNoRedemptionYear01	143
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	475
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	831
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	1,833
1 Yr	rr_AverageAnnualReturnYear01	32.65%
5 Yrs	rr_AverageAnnualReturnYear05	16.81%
10 Yrs	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	6.52%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 17, 2004
VY BlackRock Large Cap Growth Portfolio | Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.80%
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[1]
Total Annual Portfolio Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	0.80%
1 Yr	rr_ExpenseExampleYear01	82
3 Yrs	rr_ExpenseExampleYear03	255
5 Yrs	rr_ExpenseExampleYear05	444
10 Yrs	rr_ExpenseExampleYear10	990
1 Yr	rr_ExpenseExampleNoRedemptionYear01	82
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	255
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	444
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	990
1 Yr	rr_AverageAnnualReturnYear01	33.41%
5 Yrs	rr_AverageAnnualReturnYear05	17.52%
10 Yrs	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	5.59%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 28, 2006
VY BlackRock Large Cap Growth Portfolio | Class S
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.05%
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[1]
Total Annual Portfolio Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	1.04%
1 Yr	rr_ExpenseExampleYear01	106
3 Yrs	rr_ExpenseExampleYear03	333
5 Yrs	rr_ExpenseExampleYear05	578
10 Yrs	rr_ExpenseExampleYear10	1,282
1 Yr	rr_ExpenseExampleNoRedemptionYear01	106
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	333
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	578
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	1,282
2004	rr_AnnualReturn2004	11.10%
2005	rr_AnnualReturn2005	10.31%
2006	rr_AnnualReturn2006	7.12%
2007	rr_AnnualReturn2007	6.75%
2008	rr_AnnualReturn2008	(39.06%)
2009	rr_AnnualReturn2009	30.20%
2010	rr_AnnualReturn2010	13.42%
2011	rr_AnnualReturn2011	(1.58%)
2012	rr_AnnualReturn2012	14.47%
2013	rr_AnnualReturn2013	33.10%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.20%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.64%)
1 Yr	rr_AverageAnnualReturnYear01	33.10%
5 Yrs	rr_AverageAnnualReturnYear05	17.23%
10 Yrs	rr_AverageAnnualReturnYear10	6.58%
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2002
VY BlackRock Large Cap Growth Portfolio | Class S2
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.30%
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[1]
Total Annual Portfolio Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	1.20%
1 Yr	rr_ExpenseExampleYear01	122
3 Yrs	rr_ExpenseExampleYear03	402
5 Yrs	rr_ExpenseExampleYear05	703
10 Yrs	rr_ExpenseExampleYear10	1,559
1 Yr	rr_ExpenseExampleNoRedemptionYear01	122
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	402
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	703
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	$ 1,559
1 Yr	rr_AverageAnnualReturnYear01	32.93%
5 Yrs	rr_AverageAnnualReturnYear05	17.05%
10 Yrs	rr_AverageAnnualReturnYear10	6.42%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 09, 2002
VY BlackRock Large Cap Growth Portfolio | Russell 1000® Growth Index | Class ADV
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	33.48%	[3]
5 Yrs	rr_AverageAnnualReturnYear05	20.39%	[3]
10 Yrs	rr_AverageAnnualReturnYear10		[3]
Since Inception	rr_AverageAnnualReturnSinceInception	7.97%	[3]
VY BlackRock Large Cap Growth Portfolio | Russell 1000® Growth Index | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	33.48%	[3]
5 Yrs	rr_AverageAnnualReturnYear05	20.39%	[3]
10 Yrs	rr_AverageAnnualReturnYear10		[3]
Since Inception	rr_AverageAnnualReturnSinceInception	8.31%	[3]
VY BlackRock Large Cap Growth Portfolio | Russell 1000® Growth Index | Class S
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	33.48%	[3]
5 Yrs	rr_AverageAnnualReturnYear05	20.39%	[3]
10 Yrs	rr_AverageAnnualReturnYear10	7.83%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception		[3]
VY BlackRock Large Cap Growth Portfolio | Russell 1000® Growth Index | Class S2
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	33.48%	[3]
5 Yrs	rr_AverageAnnualReturnYear05	20.39%	[3]
10 Yrs	rr_AverageAnnualReturnYear10	7.83%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception		[3]

[1]	The distributor is contractually obligated to limit expenses to 1.04% for Class S shares through May 15, 2015; the obligation does not extend to interest, taxes, brokerage commissions, extraordinary expenses, and Acquired Fund Fees and Expenses. The obligation will automatically renew for one-year terms unless (i) the distributor provides 90 days written notice of its termination and such termination is approved by the Portfolio's board; or (ii) the shareholder service plan has been terminated. The obligation is subject to possible recoupment by the distributor within 36 months of the waiver or reimbursement. In addition, the distributor is contractually obligated to waive 0.15% and 0.10% of the distribution fee for Class ADV and Class S2 shares, respectively, through May 15, 2015. There is not guarantee that the distribution fee waivers will continue after May 15, 2015. The distribution fee waivers will only renew if the distributor elects to renew them. Notwithstanding the foregoing, modification or termination of these obligations requires approval by the Portfolio's board.
[2]	On October 3, 2005, all outstanding Class S2 shares were fully redeemed. On May 26, 2006, Class S2 shares re-commenced operation. For the period October 3, 2005 to May 26, 2006, the returns for Class S2 shares include the performance for Class S shares adjusted to reflect the higher expenses of Class S2 shares.
[3]	The index returns do not reflect deductions for fees, expenses, or taxes.